Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Parenthetical) (Detail) (JPY ¥) In Billions, unless otherwise specified							12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Material retained interest held [Domain]	Mar. 31, 2012 Material retained interest held [Domain]	Mar. 31, 2013 Material retained interests held [Member]	Mar. 31, 2012 Material retained interests held [Member]	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Minimum [Member] Material retained interest held [Domain]	Jan. 31, 2013 Minimum [Member] Material retained interest held [Domain]	Mar. 31, 2013 Maximum [Member]	Mar. 31, 2013 Maximum [Member] Material retained interest held [Domain]	Jan. 31, 2013 Maximum [Member] Material retained interest held [Domain]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect							10.00%	10.00%	10.00%	20.00%	20.00%	20.00%
Sensitivity analysis for material retained interest					¥ 288	¥ 157
Retained interests	¥ 300	¥ 165	¥ 0	¥ 165	¥ 300	¥ 165